CONSOLIDATED STATEMENTS OF FINANCIAL POSITION AS OF DECEMBER 31, 2021 AND 2020 (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Balances due from related parties	$ 0	$ 0
Borrowings	$ 12,240,000	$ 25,968,000	$ 51,386,000	$ 0